Inventories - summary of inventories (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Finished goods and goods for resale	€ 3,962	€ 5,600
Work-in-progress, raw materials and manufacturing supplies	3,912	3,928
Amount due from customers for contract work	220	194
Total Inventories	€ 8,094	€ 9,722